Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies (Textual)
Restricted cash	$ 1,534,953	$ 28,439
Restricted cash balance	1,500,000
Aggregate amount of sales	167,164
Depreciation	183,196	12,473
Inventory raw materials	1,587,653
Inventory finished goods	180,289
Inventory	1,767,942	359,544
Prepayment for raw materials	$ 49,103	$ 423,054
Shares issued upon conversion	120,000
Warrants [Member]
Summary Of Significant Accounting Policies (Textual)
Antidilutive earnings per share, amount	7,615,490	3,629,776